DESCRIPTION OF THE PLAN (Details) - National Bank Holdings Corporation Employee Stock Purchase Plan	12 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)
DESCRIPTION OF THE PLAN
Maximum number of shares authorized to issued under the Plan | shares	400,000
Number of share available for issuance under the Plan | shares	188,269
Minimum service period for Plan eligibility (in days)	90 days
Minimum service hours per week for Plan eligibility (in hours) | $	20
Refund from plan due to participant withdrawals | $	$ 94	$ 83	$ 123